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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03326

              Morgan Stanley U.S. Government Money Market Trust
              (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                           Stefanie V. Chang Yu, Esq.

                                Managing Director

                     Morgan Stanley Investment Advisors Inc.

                                522 Fifth Avenue

                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 1/31

Date of reporting period: 7/1/09- 6/30/10

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03326
Reporting Period: 07/01/2009 - 06/30/2010
Morgan Stanley U.S. Government Money Market Trust









=============== MORGN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgn Stanley U.S. Government Money Market Trust


By (Signature and Title)* /s/ Randy Takian
                          -------------------------------------------
                          Randy Takian
                          President and Principal Executive Officer -
                          Office of the Funds

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.